Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period	¥ 255,501		¥ 259,679
Additions	2,297		4,899
Deconsolidations	(546)		(2,957)
Impairment	(9,515)	$ (1,380)	(6,171)		¥ (10,521)
Foreign currency translation adjustments	(359)		51
Goodwill at the end of period	247,378	35,862	255,501		259,679
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill	303,610		302,194
Accumulated impairment losses of goodwill	56,232		46,693
Hujing Digital Media and Entertainment Group
Changes in goodwill
Impairment		$ 0	(4,296)	$ 0	(8,490)
All others
Changes in goodwill
Impairment	(9,515)
Total segments | Alibaba China E-commerce Group
Changes in goodwill
Goodwill at the beginning of period	164,945		164,945
Segment changes	12,948
Goodwill at the end of period	177,893		164,945		164,945
Total segments | Alibaba International Digital Commerce Group
Changes in goodwill
Goodwill at the beginning of period	20,077		20,033
Additions	4
Deconsolidations	(319)
Foreign currency translation adjustments	(366)		44
Goodwill at the end of period	19,396		20,077		20,033
Total segments | Cloud Intelligence Group
Changes in goodwill
Goodwill at the beginning of period	3,728		3,638
Additions	1,342		84
Foreign currency translation adjustments	8		6
Goodwill at the end of period	5,078		3,728		3,638
Total segments | Cainiao Smart Logistics Network Limited
Changes in goodwill
Goodwill at the beginning of period	20,385		16,442
Segment changes	(20,385)
Additions			3,942
Foreign currency translation adjustments			1
Goodwill at the end of period	0		20,385		16,442
Total segments | Local Services Group
Changes in goodwill
Goodwill at the beginning of period	20,447		20,447
Segment changes	(20,447)
Goodwill at the end of period	0		20,447		20,447
Total segments | Hujing Digital Media and Entertainment Group
Changes in goodwill
Goodwill at the beginning of period	8,031		11,601
Segment changes	(8,031)
Additions			726
Impairment			(4,296)
Goodwill at the end of period	0		8,031		11,601
Total segments | All others
Changes in goodwill
Goodwill at the beginning of period	17,888		22,573
Segment changes	35,915
Additions	951		147
Deconsolidations	(227)		(2,957)
Impairment	(9,515)		(1,875)
Foreign currency translation adjustments	(1)
Goodwill at the end of period	¥ 45,011		¥ 17,888		¥ 22,573